PROPERTY & EQUIPMENT (Tables)	12 Months Ended
Oct. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	October 31, 2023	October 31, 2022
Property and equipment	$-	$30,300
Less: accumulated depreciation	-	-
Property and equipment, net	$-	$30,300